UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     November 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $2,125,836 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS TIPS BD  464287176    19562   171145 SH       SOLE                   171145        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    52363  1492041 SH       SOLE                  1492041        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    79949   760912 SH       SOLE                   760912        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   192402  4026834 SH       SOLE                  4026834        0        0
ISHARES TR                     S&P NA SOFTWR    464287515    21324   408746 SH       SOLE                   408746        0        0
ISHARES TR                     RUSSELL 1000     464287622   193355  3091706 SH       SOLE                  3091706        0        0
ISHARES TR                     RUSSELL 2000     464287655    68753  1069246 SH       SOLE                  1069246        0        0
ISHARES TR                     AGENCY BD FD     464288166     1253    11116 SH       SOLE                    11116        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    38933  1114277 SH       SOLE                  1114277        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   301952  2790938 SH       SOLE                  2790938        0        0
ISHARES TR                     BARCLYS CR BD    464288620   195616  1815294 SH       SOLE                  1815294        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661     6431    52938 SH       SOLE                    52938        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    23186   589217 SH       SOLE                   589217        0        0
MARKET VECTORS ETF TR          EM LC CURR DBT   57060U522    36259  1474538 SH       SOLE                  1474538        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    58806  1109137 SH       SOLE                  1109137        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507    64680  2807313 SH       SOLE                  2807313        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    16449   886763 SH       SOLE                   886763        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   140371  5227972 SH       SOLE                  5227972        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    49566  1727693 SH       SOLE                  1727693        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    38023  1749785 SH       SOLE                  1749785        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   137655  5972014 SH       SOLE                  5972014        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    30126  1287449 SH       SOLE                  1287449        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     4673    87831 SH       SOLE                    87831        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    16699   306791 SH       SOLE                   306791        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    28149  1193751 SH       SOLE                  1193751        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    54033  1849174 SH       SOLE                  1849174        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803    44831  1899622 SH       SOLE                  1899622        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    23068   145944 SH       SOLE                   145944        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    70430  1946107 SH       SOLE                  1946107        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    29662  1218134 SH       SOLE                  1218134        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     1195    19876 SH       SOLE                    19876        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607    86082  1523581 SH       SOLE                  1523581        0        0